Stock Purchase Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Purchase Agreements [Abstract]
STOCK PURCHASE AGREEMNTS
9.	STOCK PURCHASE AGREEMNTS
On January 21, 2024, the Company signed a stock purchase agreement, for 14,000 shares for gross proceeds of $35,000 with a third-party investor.
9.	STOCK PURCHASE AGREEMENTS

On January 21, 2024, the Company signed a stock purchase agreement, for 14,000 shares for gross proceeds of $35,000 with a third-party investor.

On April 10, 2024, the Company signed a stock purchase agreement with a member of the Board of Advisors for 35,524 shares and for gross proceeds of $200,000.

On July 15, 2024, the Company signed a stock purchase agreement with a member of the Board of Advisors for 30,211 shares and for gross proceeds of $300,000.